Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013 Collaborator	Sep. 30, 2012	Sep. 30, 2013 Segment Collaborator	Sep. 30, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011
Organization And Significant Accounting Policies [Line Items]
Research and development commitments with third parties	$ 2,786		$ 2,786		$ 3,164	$ 6,220
Research and development commitments with third parties not incurred	1,267		1,267		1,431	1,665
Maturity period of liquid investment			3 months		3 months
Cash equivalent investments in highly liquid money market accounts	56,693		56,693		9,384	18,833
Short-term investments	136,672		136,672		260	258
Fair value of financial assets measured at fair value on a recurring basis	325,348		325,348		83,376	39,097
Unrealized appreciation (depreciation) in the fair value of the Company's equity securities	27,339	(3,940)	5,704	12,031	(6,290)	(2,675)
Carrying value of investment in VIEs	11,540		11,540		5,726
Percentage of recognized income tax positions			50.00%		50.00%
Number of segment			1		1
Investments gross unrealized losses	9		9
Number of collaborators identified as VIEs	2		2
Equity Securities [Member]
Organization And Significant Accounting Policies [Line Items]
Fair value of financial assets measured at fair value on a recurring basis	107,567		107,567		83,116	39,097
Ziopharm [Member]
Organization And Significant Accounting Policies [Line Items]
Company's ownership percentage of Ziopharm	16.20%		16.20%		16.30%	11.50%
Ziopharm [Member] | Equity Securities [Member]
Organization And Significant Accounting Policies [Line Items]
Fair value of financial assets measured at fair value on a recurring basis	53,321		53,321		56,298	35,162
Unrealized appreciation (depreciation) in the fair value of the Company's equity securities	24,766	(4,948)	(2,977)	8,773	(7,194)	(4,924)
Certificates of Deposit [Member]
Organization And Significant Accounting Policies [Line Items]
Short-term investments					$ 260	$ 258
Minimum [Member]
Organization And Significant Accounting Policies [Line Items]
Maturity of certificate of deposits					3 Months
Minimum [Member] | Patents and Related Technologies [Member]
Organization And Significant Accounting Policies [Line Items]
Period of estimated useful lives			7 years		7 years
Minimum [Member] | Leasehold improvements [Member]
Organization And Significant Accounting Policies [Line Items]
Life of the asset			1 year		1 year
Maximum [Member]
Organization And Significant Accounting Policies [Line Items]
Maturity of certificate of deposits					1 Year
Maximum [Member] | Patents and Related Technologies [Member]
Organization And Significant Accounting Policies [Line Items]
Period of estimated useful lives			14 years		14 years
Maximum [Member] | Leasehold improvements [Member]
Organization And Significant Accounting Policies [Line Items]
Life of the asset			4 years		4 years